Investment Strategy	Feb. 20, 2026
Invesco Bloomberg Enhanced Fallen Angels ETF | Invesco Bloomberg Enhanced Fallen Angels ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 80% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the performance of U.S. dollar denominated fixed-rate corporate bonds that were previously rated “investment grade” and have been downgraded to “high yield” based on ratings of Moody’s Ratings (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. (“Fitch”). The downgrade from “investment grade” to “high yield” connotes that the bonds that comprise the Underlying Index are “fallen angels.” “High yield” bonds are also known as “junk” bonds.
To be eligible for inclusion in the Underlying Index, a bond must be a U.S. dollar-denominated corporate bond that:
■
is registered with the U.S. Securities & Exchange Commission (“SEC”), is a Section 3(a)(2) security under the Securities Act of 1933
(“Securities Act”) (which is a bond that is exempt from registration with the SEC), or is a Rule 144A security under the Securities Act (which is a privately placed security that is not registered with the SEC);
■
is issued by companies domiciled in countries classified as developed markets by the Index Provider;
■
previously had a rating of “investment grade” (as determined by the Index Provider based on ratings from Moody's, S&P and Fitch);
■
currently is rated “high yield” by the Index Provider and therefore has a Moody’s, S&P or Fitch rating of B1/B+/B+ or higher (up to the maximum rating of Ba1/BB+/BB+);
■
has at least $300 million of outstanding face value;
■
has a fixed-rate coupon; and
■
has at least one year to final maturity.
The Index Provider reviews bonds' average ratings in order to assess whether they are “investment grade” or “high yield.” In determining whether a bond has an average rating of “investment grade” or “high yield,” ratings from Moody's, S&P and Fitch are considered. When a rating from only two agencies is available, the lower rating is used. When a rating from only one agency is available, that rating is used to determine eligibility in the Underlying Index. If an issue is unrated, the Index Provider may consider expected ratings and/or issuer-level ratings adopted by a ratings agency.
As of the date of this prospectus, the Index Provider considers the following to be developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States.
There is no limit to the number of constituents in the Underlying Index. Bonds that meet the Index Provider’s criteria for inclusion in the Underlying Index are weighted based on the time since a bond’s rating was downgraded to “high yield.” This means that bonds that have been downgraded within the last 12 months have the highest relative weighting in the Underlying Index, while bonds that were downgraded more than 12 months ago have lower relative weightings in the Underlying Index. Bonds that were downgraded 24 or more months ago have the lowest relative weightings in the Underlying Index. Individual issuers with weights of 4.75% or greater are capped at 24% of the total index market value. Any excess above the cap is redistributed pro rata to other issuers.
As of December 31, 2025, the Underlying Index was comprised of 96 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Invesco Bloomberg Financial Data Providers ETF | Invesco Bloomberg Financial Data Providers ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in the securities, including American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”), that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to track the companies that, in the view of the Index Provider, provide essential services and technologies to the global financial system utilizing research from Bloomberg Intelligence (“BI”) (an affiliate of the Index Provider) and industry classifications pursuant to the Bloomberg Industry Classification Standard (“BICS”).
To be eligible for inclusion in the Underlying Index, a security must (i) be part of the Bloomberg developed markets universe (which as of the date of this prospectus, consists of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, Sweden, the United Kingdom and the United States); (ii) be classified by the Index Provider pursuant to BICS as a “financial information services” company or a “security & commodity exchanges” company, or be classified by BI as a “enterprise fintech” company within BI’s capital markets category; (iii) qualify as a large-, mid-, or small capitalization company based on metrics developed by the Index Provider; (iv) have minimum free float market capitalization of $500 million; and (v) have a minimum 90-day average daily value traded of $5 million. Security types eligible for inclusion in the Underlying Index include common stocks and depositary receipts that represent securities in the Underlying Index. The Underlying Index may contain developed market securities that trade on non-U.S. exchanges and are denominated in non-U.S. dollar currencies. Tracking stocks are also eligible for inclusion in the Underlying Index.
The Underlying Index is a modified market capitalization-weighted index, where the weight of a security is based on the number of securities selected for inclusion in the Underlying Index and issuer free float market capitalization.
As of December 31, 2025, the Underlying Index was comprised of 33 securities with market capitalizations ranging from $1.59 billion to $1.73 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financial data providers industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financial data providers industry. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.
Invesco S&P 500 Concentrated QVM ETF | Invesco S&P 500 Concentrated QVM ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of 100 securities within the S&P 500® Index (the “Parent Index”) with the highest quality, value and momentum multi-factor scores, as determined by the Index Provider.
To construct the Underlying Index, each security in the Parent Index is assigned three separate “style scores” for each of the three factors (i.e., quality, value and momentum), based on the characteristics of the issuer:
■
The Quality score of each stock is based on the following three fundamental measures: (i) return on equity, (ii) accruals ratio, and (iii) financial leverage ratio (the Quality score of companies in the Financials or Real Estate sectors according to the Global Industry Classification Standard (“GICS”) is based only on the return on equity and financial leverage ratio measures).
■
The Value score of each stock is based on the following three fundamental measures: (i) book value-to-price ratio (ii) earnings-to-price ratio, and (iii) sales-to-price ratio.
■
The Momentum score of each stock is based on the risk-adjusted price performance during the specified prior measurement period.
Next, a combined “multi-factor” score is generated for each security in the Parent Index by calculating the average of such security’s underlying quality, value and momentum scores. Securities are ranked by their multi-factor score, and the 100 securities with the highest multi-factor scores are generally selected for inclusion in the Underlying Index. Securities in the Underlying Index are weighted based on their float-adjusted market capitalization and their multi-factor score.
As of December 31, 2025, the Underlying Index was comprised of 100 constituents with market capitalizations ranging from $7.6 billion to $4 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of January 31, 2026.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.